Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Maturity Schedule for Contractual Commitments

The table below shows the maturity schedule for the newbuilding contractual commitments as of June 30, 2018.

(In $ millions)	As at June 30, 2018
2018	1,683
2019	—
2020	—
2021	—

Total purchase commitments	1,683